Equity - Narrative (Details) - JPY (¥)		12 Months Ended
	Mar. 10, 2025	Mar. 31, 2025	Dec. 10, 2024	Mar. 31, 2024	Apr. 01, 2023
Disclosure of classes of share capital [line items]
Authorised share capital		¥ 4,000,000
Authorised share capital (in shares)		400,000,000
Nominal value		¥ 0.01
Shares outstanding (in shares)		130,814,526	129,703,075	122,587,617	122,587,617
Non-redemption premium paid	¥ 1,593,000,000
Equity distribution and subsequent cash receipts as equity contributions		¥ 202,000,000
Non-Redemption Shares
Disclosure of classes of share capital [line items]
Number of non-redemption shares (in shares)	973,000
Shares outstanding (in shares)		856,242